[LOGO OMITTED]
                                                                         SCUDDER
                                                                     INVESTMENTS

Scudder VIT Equity 500 Index Fund

On April 30, 2002, the Fund's name changed from Deutsche VIT Equity 500 Index Fund to Scudder VIT Equity 500 Index Fund.


                                                      SEMIANNUAL REPORT
                                                      June 30, 2002

                                                      Class A and B Shares

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS ......................................  3
              PERFORMANCE COMPARISON ......................................  6

              EQUITY 500 INDEX FUND
                 Schedule of Investments ..................................  7
                 Statement of Assets and Liabilities ...................... 13
                 Statement of Operations .................................. 14
                 Statements of Changes in Net Assets ...................... 15
                 Financial Highlights ..................................... 16
                 Notes to Financial Statements ............................ 18


                       ---------------------------------
               The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. The Fund is subject to investment risks, including possible loss of principal amount invested.
                       ---------------------------------

--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

We are pleased to present you with this semi-annual report for Equity 500 Index Fund (the 'Fund'), providing detailed reviews of the markets, the Fund, and our outlook. Included are complete financial summaries of the Fund's operations and listings of the Fund's holdings.

MARKET ACTIVITY
THE S&P 500 INDEX DECLINED 13.16% FOR THE SIX MONTHS ENDED JUNE 30, 2002, BUT WITHIN THE SEMI-ANNUAL PERIOD SAW DIVERGENT PERFORMANCE BETWEEN THE FIRST AND SECOND QUARTERS.
o During the first quarter, the S&P 500 Index rose 0.28%, as equities struggled to maintain the momentum of the fourth quarter of 2001.
o Equities declined soon after the beginning of the first quarter with the decline continuing through mid-February. A rally then started, as the prospects for renewed economic growth rose. Equities responded favorably to statistics that showed the US economy growing at a 1.7% rate during the fourth quarter of 2001 fueled by consumer and government spending.
o The equity rally lasted into March before faltering during the last two weeks of the first quarter. In the aftermath of the Enron collapse, a credit crunch impacted many companies associated with aggressive accounting practices, including some of the Information Technology and Telecommunications leaders of the late 1990s.
o During the second quarter, the S&P 500 Index was down 13.40%, as equities generally declined to levels not seen since lows reached last September after the terrorist attacks on the US.
o The second quarter decline continued almost unabated with only a slight bounce in early May. Equity markets were severely impacted by the growing scandal over corporate accounting practices and continuing credit concerns. Ongoing threats of terrorism, geopolitical instability and questions about the reliability of corporate earnings reports also hung over the markets. With first quarter 2002 US Gross Domestic Product (GDP) growth revised up to 6.1%, expectations for a 'double-dip' recession abated, yet investors shrugged off the improving economic climate and concentrated on the almost-daily doses of negative headlines.
o For the semi-annual period overall, large-cap stocks, as measured by the S&P 500 Index, underperformed mid-cap and small-cap stocks, as measured by the S&P MidCap 400 Index 1 and the Russell 2000 Index,2 respectively. Within the large-cap sector, value-oriented stocks outperformed growth-oriented stocks by more than 7%, as measured by the S&P 500 Barra Value Index 3 versus the S&P 500 Barra Growth Index.4

 SECTOR ALLOCATION
 As of June 30, 2002
 (percentages are based on market value of total investments in the Fund)

   Financials ...............................   19.83%
   Information Technology ...................   13.88
   Health Care ..............................   13.76
   Consumer Discretionary ...................   13.60
   Industrials ..............................   11.03
   Consumer Staples .........................    9.95
   Energy ...................................    7.59
   Telecommunication Services ...............    4.06
   Materials ................................    3.23
   Utilities ................................    3.07
                                               ------
                                               100.00%
                                               ======

--------------------------------------------------------------------------------
1 S&P MidCap 400 Index is an unmanaged index that tracks the stock movement of
  400 mid-sized US companies.
2 Russell 2000 Index is an unmanaged index that tracks the common stock price movement of the 2,000 smallest companies of the Russell 3000 Index, which measures the performance of the 3,000 largest US companies based on market capitalization.
3 S&P 500 Barra Value Index is an unmanaged capitalization-weighted index of all the stocks in the Standard & Poor's 500 that have low price-to-book ratios.
4 S&P 500 Barra Growth Index is an unmanaged capitalization-weighted index of all the stocks in the Standard & Poor's 500 that have high price-to-book ratios.

--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

SECTOR PERFORMANCE WITHIN THE S&P 500 INDEX WAS MIXED FOR THE SEMI-ANNUAL
PERIOD.
o Materials and Consumer Staples provided the best performance for the semi-annual period, producing positive returns.
o For both quarters and for the semi-annual period overall, Information Technology and Telecommunications Services were the worst-performing sectors.
o The Financials sector grew in weight within the S&P 500 Index through the semi-annual period, accounting at June 30, 2002 for 19.8% of the Index's market capitalization.
o The best semi-annual returns among the S&P 500 Index stocks came from Big Lots Inc., Providian Financial and Dillards Inc. The worst-performing individual stocks based on total return were all from the Telecommunications Services sector--Sprint Corp.-PCS, Nortel Networks and Qwest Communications.
o Worldcom was deleted from the S&P 500 Index on May 14, 2002 having its stock price drop more than 91% from December 31, 2001 through its deletion date. In all, S&P 500 Index additions and deletions were quite moderate with only ten additions and deletions to the Index through the semi-annual period, compared to thirteen changes during the first half of 2001.

MANAGER OUTLOOK
As managers of an index fund, which seeks to replicate as closely as possible (before deduction of expenses) the broad diversification and returns of the S&P 500 Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets, as we seek to closely track the performance of the stock market.

TEN LARGEST STOCK HOLDINGS
 As of June 30, 2002
 (percentages are based on total net assets of the Fund)

   Microsoft Corp. ............................. 3.25%
   General Electric Co. ........................ 3.17
   Exxon Mobil Corp. ........................... 3.04
   Wal-Mart Stores, Inc. ....................... 2.69
   Pfizer, Inc. ................................ 2.42
   Citigroup, Inc. ............................. 2.19
   American International Group, Inc. .......... 1.96
   Johnson & Johnson Co. ....................... 1.73
   Coca-Cola Co. ............................... 1.52
   International Business Machines Corp. ....... 1.36

INVESTMENT REVIEW

                                                                       CUMULATIVE                   AVERAGE ANNUAL
                                                                    TOTAL RETURNS                    TOTAL RETURNS
   Periods Ended                       6 Months     1 Year   3 Years        Since   1 Year    3 Years       Since
   June 30, 2002                                                      Inception 2                      Inception 2
 Scudder VIT Equity 500 Index Fund 1
   Class A Shares                        (13.36)%    (18.34)%   (25.73)%    9.05%    (18.34)%   (9.44)%    1.84%
   Class B Shares                           n/a         n/a        n/a     (7.99)%      n/a       n/a       n/a
------------------------------------------------------------------------------------------------------------------
 S&P 500 Index 3                         (13.16)%    (17.99)%   (25.09)%   10.43%    (17.99)%   (9.18)%    2.11%
------------------------------------------------------------------------------------------------------------------
 Lipper S&P 500 Index Funds Average 4    (13.47)%    (18.57)%   (26.32)%    8.66%    (18.57)%   (9.68)%    1.76%
------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN
  SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Earnings from variable annuity investments compound tax free until withdrawal, so no adjustments are made for income taxes. Performance figures for the classes differ because each class maintains a distinct sales charge and expense structure. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived. There is no guarantee that the Fund will be able to mirror the S&P 500 Index closely enough to track its performance.
2 The Fund's inception dates are: Class A Shares: October 1, 1997, Class B
  Shares: April 30, 2002. Benchmark returns are for comparative purposes relative to Class A Shares and are for the periods beginning October 1, 1997 for the S&P 500 Index and September 30, 1997 for the Lipper S&P 500 Index Funds Average.
3 S&P 500 is a trademark of The McGraw Hill Companies, Inc. and has been licensed for use by the Fund's investment advisor. The S&P 500 Index is an unmanaged index that measures the performance of 500 large US companies. Benchmark returns do not reflect expenses that have been deducted from the Fund's return. A direct investment in an index is not possible.
4 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. These figures do not reflect sales charges.

--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

We believe the US economic recovery is still on track, despite some moderation in activity this spring. Overall, the economy has actually snapped back more quickly and vigorously than was anticipated late last year. But the recovery so far has been driven primarily by inventories. Ultimately, final demands will need to accelerate to sustain the expansion. That, in turn, will hinge most crucially on a revival in business investment and a firming of labor market conditions. We expect investment spending to rebound, as firms gradually use reviving profits to replenish capital stocks and take advantage of opportunities for productivity enhancements. The labor market has been improving more slowly, but here, too, we expect a gradual and steady strengthening late this year and into 2003. Overall, we see a solid recovery, with slightly above-trend growth in the second half of 2002 and 2003 and the impetus to growth slowly shifting from inventories to final sales. We believe the Federal Reserve Board is unlikely to begin reversing last year's interest rate cuts until it is more confident in the sustainability of the economic expansion--probably toward the end of 2002. There remain risks to this outlook, as concerns about corporate governance could continue to hamper investor confidence and make firms more hesitant to begin hiring and investing again.

Many argue that the stock market has become detached from reality, ignoring the budding recovery in economic activity and profits. But, in our view, the equity market may actually be returning to reality after a long period of excessive valuations. From 1998 through 2000, growth of reported profits outstripped growth of national income accounts profits by unusual margins. With hindsight, this largely reflected questionable corporate accounting practices that have now been exposed. The equity markets have been purging this excess, essentially striving to return to economic reality. We believe the adjustment may be nearing completion, as forward-looking valuations have become more reasonable. If the economic recovery persists, as we expect, and generates a strong improvement in profits as labor costs remain contained, equity markets should improve.

We appreciate your support of the Fund, and we look forward to serving your investment needs for many years to come.

/S/ James A. Creighton

James A. Creighton
Chief Investment Officer--Global Indexing
EQUITY 500 INDEX FUND
June 30, 2002

--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON 1

Scudder VIT Equity 500 Index Fund--Class A Shares, S&P 500 Index and Lipper S&P 500 Index Funds Average
Growth of a $10,000 Investment (since inception)2

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

                Scudder VIT Equity                       Lipper S&P 500 Index
                    500 Index Fund          S&P 500 Index       Funds Average
10/1/97                     10,000                 10,000              10,000
10/31/97                     9,600                  9,584               9,666
11/30/97                    10,020                 10,027              10,104
12/31/97                    10,190                 10,200              10,276
1/31/98                     10,300                 10,313              10,387
2/28/98                     11,030                 11,057              11,129
3/31/98                     11,580                 11,623              11,691
4/30/98                     11,770                 11,740              11,805
5/31/98                     11,560                 11,538              11,596
6/30/98                     12,030                 12,007              12,061
7/31/98                     11,870                 11,878              11,929
8/31/98                     10,180                 10,163              10,203
9/30/98                     10,820                 10,811              10,853
10/31/98                    11,690                 11,692              11,733
11/30/98                    12,390                 12,401              12,439
12/31/98                    13,116                 13,116              13,157
1/31/99                     13,641                 13,664              13,693
2/28/99                     13,219                 13,239              13,264
3/31/99                     13,744                 13,768              13,787
4/30/99                     14,259                 14,301              14,311
5/31/99                     13,919                 13,964              13,967
6/30/99                     14,682                 14,739              14,735
7/31/99                     14,218                 14,279              14,272
8/31/99                     14,146                 14,209              14,193
9/30/99                     13,765                 13,820              13,799
10/31/99                    14,620                 14,694              14,667
11/30/99                    14,908                 14,996              14,956
12/31/99                    15,790                 15,876              15,830
1/31/00                     14,999                 15,079              15,029
2/29/00                     14,718                 14,794              14,738
3/31/00                     16,154                 16,241              16,169
4/30/00                     15,665                 15,752              15,677
5/31/00                     15,342                 15,429              15,349
6/30/00                     15,717                 15,810              15,716
7/31/00                     15,467                 15,563              15,473
8/31/00                     16,424                 16,530              16,426
9/30/00                     15,550                 15,657              15,554
10/31/00                    15,488                 15,591              15,483
11/30/00                    14,261                 14,363              14,260
12/31/00                    14,331                 14,430              14,316
1/31/01                     14,831                 14,942              14,815
2/28/01                     13,478                 13,579              13,463
3/31/01                     12,624                 12,719              12,606
4/30/01                     13,603                 13,709              13,578
5/31/01                     13,686                 13,801              13,662
6/30/01                     13,353                 13,466              13,325
7/30/01                     13,218                 13,334              13,189
8/31/01                     12,385                 12,499              12,358
9/30/01                     11,376                 11,489              11,351
10/31/01                    11,594                 11,710              11,561
11/30/01                    12,479                 12,607              12,442
12/31/01                    12,585                 12,720              12,544
1/31/02                     12,396                 12,529              12,356
2/28/02                     12,155                 12,289              12,115
3/31/02                     12,606                 12,750              12,565
4/30/02                     11,840                 11,978              11,797
5/31/02                     11,756                 11,890              11,705
6/30/02                     10,905                 11,043              10,866


                                                  AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended                               1 Year     3 Years        Since
   June 30, 2002                                                   Inception 2

 Scudder VIT Equity 500 Index Fund--
    Class A Shares                            (18.34)%    (9.44)%        1.84%

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN
  SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Earnings from variable annuity investments compound tax free until withdrawal, so no adjustments are made for income taxes. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
2 The Fund's inception date is October 1, 1997. Benchmark returns are for the periods beginning October 1, 1997 for the S&P 500 Index and September 30, 1997 for the Lipper S&P 500 Index Funds Average.
3 The S&P 500 Index is an unmanaged index that measures the performance of 500 large US companies. A direct investment in an index is not possible.
4 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.

--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2002 (Unaudited)

     SHARES SECURITY                             VALUE

            COMMON STOCKS--99.74%
     18,100 3M Co. ........................$ 2,226,300
     70,900 Abbott Laboratories ...........  2,669,385
     11,700 ACE Ltd. ......................    369,720
     34,100 ADC Telecommunications, Inc.1 .     78,089
     10,500 Adobe Systems, Inc. ...........    299,250
      1,700 Adolph Coors Co.--Class B           105,910
     15,200 Advanced Micro Devices, Inc.1 .    147,744
     22,900 AES Corp.1 ....................    124,118
      6,500 Aetna, Inc.1 ..................    311,805
     24,200 Aflac, Inc. ...................    774,400
     20,818 Agilent Technologies, Inc.1 ...    492,346
     10,200 Air Products & Chemicals, Inc.     514,794
      2,600 Alberto-Culver Co.2 ...........    124,280
     19,042 Albertsons, Inc.                   580,019
     14,990 Alcan Aluminum Ltd. ADR .......    562,425
     39,076 Alcoa, Inc. ...................  1,295,369
      5,900 Allegheny Energy, Inc. ........    151,925
      3,650 Allegheny Technologies, Inc. ..     57,670
      6,100 Allergan, Inc. ................    407,175
      9,100 Allied Waste Industries, Inc.1      87,360
     32,300 Allstate Corp. ................  1,194,454
     14,200 ALLTEL Corp. ..................    667,400
     17,200 Altera Corp.                       233,920
      5,050 Ambac Financial Group, Inc.2 ..    339,360
      4,100 Amerada Hess Corp.2 ...........    338,250
      6,000 Ameran Corp.2 .................    258,060
     15,140 American Electric Power Co. ...    605,903
     61,300 American Express Co. ..........  2,226,416
      2,900 American Greetings Corp.--
              Class A 2 ...................     48,314
    119,689 American International
              Group, Inc. .................  8,166,380
      8,900 American Power Conversion
              Corp.1 ......................    112,407
      3,200 American Standard Cos., Inc.1 .    240,320
      4,884 AmerisourceBergen Corp. .......    371,184
     48,100 Amgen, Inc.1 ..................  2,014,428
      7,000 AMR Corp.1 ....................    118,020
     16,700 AmSouth Bancorp ...............    373,746
     11,621 Anadarko Petroleum Co. ........    572,915
     16,300 Analog Devices, Inc.1 .........    484,110
      4,500 Andrew Corp.1 .................     64,485
     40,100 Anheuser-Busch Cos., Inc.        2,005,000
    202,848 AOL Time Warner, Inc.1 ........  2,983,894
     12,100 Aon Corp. .....................    356,708
      6,130 Apache Corp. ..................    352,352
      8,000 Apollo Group, Inc.--
              Class A 1,2 .................    315,360
     15,900 Apple Computer, Inc.1 .........    281,748
      9,500 Applera Corp.--Applied
              Biosystems Group ............    185,155
     75,400 Applied Materials, Inc.1 ......  1,434,108
     13,400 Applied Micro Circuits Corp.1 .     63,382
     30,775 Archer-Daniels-Midland Co. ....    393,612
      3,200 Ashland, Inc. .................    129,600

     SHARES SECURITY                             VALUE

    171,721 AT&T Corp. ....................$ 1,837,415
    122,899 AT&T Wireless Services, Inc.1 .    718,959
      4,700 AutoDesk, Inc.2 ...............     62,275
     28,600 Automatic Data Processing, Inc.  1,245,530
      4,800 AutoZone, Inc.1 ...............    371,040
     16,555 Avaya, Inc.1,2 ................     81,947
      5,000 Avery Dennison Corp. ..........    313,750
     11,000 Avon Products, Inc. ...........    574,640
          1 Axcelis Technologies, Inc.1 ...         11
     15,840 Baker Hughes, Inc. ............    527,314
      2,500 Ball Corp. ....................    103,700
     53,800 Banc One Corp. ................  2,070,224
     70,371 Bank of America Corp. .........  4,951,304
     34,100 Bank of New York Co., Inc. ....  1,150,875
     24,189 Barrick Gold Corp. ............    459,349
      2,600 Bausch & Lomb2 ................     88,010
     26,500 Baxter International, Inc. ....  1,177,925
     20,600 BB&T Corp. ....................    795,160
      4,572 Bear Stearns Cos., Inc. .......    279,806
     11,800 Becton, Dickinson & Co. .......    406,510
     13,100 Bed Bath & Beyond, Inc.1 ......    494,394
     86,300 BellSouth Corp. ...............  2,718,450
      2,300 Bemis Co., Inc. ...............    109,250
     14,150 Best Buy Co., Inc.1 ...........    513,645
      5,100 Big Lots, Inc.1 ...............    100,368
      6,600 Biogen, Inc.1 .................    273,438
     12,325 Biomet, Inc. ..................    334,254
      6,900 BJ Services Co.1 ..............    233,772
      3,500 Black & Decker Corp. ..........    168,700
     10,700 BMC Software, Inc.1 ...........    177,620
     38,600 Boeing Co. ....................  1,737,000
      2,600 Boise Cascade Corp. ...........     89,778
     18,300 Boston Scientific Corp.1 ......    536,556
     88,846 Bristol-Myers Squibb Co. ......  2,283,342
     11,756 Broadcom Corp.--Class A 1,2 ...    206,200
      3,100 Brown-Forman Corp. ............    213,900
      3,800 Brunswick Corp. ...............    106,400
     18,100 Burlington Northern
              Santa Fe Corp. ..............    543,000
      9,500 Burlington Resources, Inc. ....    361,000
      2,400 C.R. Bard, Inc.                    135,792
     15,789 Calpine Corp.1,2 ..............    110,997
     19,200 Campbell Soup Co. .............    531,072
      9,600 Capital One Financial Corp. ...    586,080
     20,777 Cardinal Health, Inc. .........  1,275,916
     27,200 Carnival Corp. ................    753,168
     16,000 Caterpillar, Inc. .............    783,200
     48,193 Cendant Corp.1 ................    765,305
      2,800 Centex Corp.2 .................    161,812
      6,150 CenturyTel, Inc. ..............    181,425
     10,347 Charter One Financial, Inc. ...    355,730
     49,033 ChevronTexaco Corp. ...........  4,339,420
      8,500 Chiron Corp. ..................    300,475

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2002 (Unaudited)



    SHARES  SECURITY                             VALUE

      7,700 Chubb Corp. ................... $  545,160
     14,900 CIENA Corp.1,2 ................     62,431
      6,800 CIGNA Corp. ...................    662,456
      7,000 Cincinnati Financial Corp. ....    325,710
      8,100 CINergy Corp. .................    291,519
      7,800 Cintas Corp. ..................    385,554
      9,300 Circuit City Stores, Inc. .....    174,375
    335,900 Cisco Systems, Inc.1 ..........  4,685,805
    235,674 Citigroup, Inc. ...............  9,132,367
     12,000 Citizens Communications Co.1,2     100,320
      8,200 Citrix Systems, Inc.1,2 .......     49,528
     27,534 Clear Channel Communications,
              Inc.1 .......................    881,639
     10,500 Clorox Co. ....................    434,175
      6,016 CMS Energy Corp.2 .............     66,056
    113,400 Coca-Cola Co. .................  6,350,400
     20,100 Coca-Cola Enterprises, Inc. ...    443,808
     25,500 Colgate-Palmolive Co. .........  1,276,275
     43,600 Comcast Corp.--Class A 1 ......  1,039,424
      8,400 Comerica, Inc. ................    515,760
     25,650 Computer Associates
              International, Inc. .........    407,578
      7,700 Computer Sciences Corp.1 ......    368,060
     16,400 Compuware Corp.1 ..............     99,548
      8,398 Comverse Technology, Inc.1 ....     77,765
     24,000 ConAgra, Inc. .................    663,600
     23,474 Concord EFS, Inc.1 ............    707,506
     29,262 Conoco, Inc. ..................    813,484
     13,266 Conseco, Inc.2 ................     26,532
      9,300 Consolidated Edison Co. of
              New York, Inc. ..............    388,275
      7,900 Constellation Energy Group ....    231,786
      7,800 Convergys Corp.1 ..............    151,944
      4,200 Cooper Industries Ltd.--
              Class A .....................    165,060
      3,100 Cooper Tire & Rubber Co. ......     63,705
     40,149 Corning, Inc.2 ................    142,529
     21,000 Costco Cos., Inc.1 ............    811,020
      5,500 Countrywide Credit Industries .    265,375
      2,600 Crane Co. .....................     65,988
      9,800 CSX Corp. .....................    343,490
      1,900 Cummins Engine, Inc.2 .........     62,890
     17,500 CVS Corp. .....................    535,500
      6,485 Dana Corp. ....................    120,167
      6,700 Danaher Corp. .................    444,545
      7,750 Darden Restaurants, Inc. ......    191,425
     11,100 Deere & Co. ...................    531,690
    119,500 Dell Computer Corp.1 ..........  3,123,730
     25,473 Delphi Automotive Systems
              Corp. .......................    336,244
      5,500 Delta Air Lines, Inc. .........    110,000
      3,000 Deluxe Corp. ..................    116,670
      6,900 Devon Energy Corp. ............    340,032
      3,700 Dillard Department Stores, Inc.--
              Class A .....................     97,273
     14,847 Dollar General Corp. ..........    282,538

     SHARES SECURITY                             VALUE

     12,916 Dominion Resources, Inc.2 .....$   855,039
      9,200 Dover Corp. ...................    322,000
     41,616 Dow Chemical Co. ..............  1,430,758
      3,800 Dow Jones & Co., Inc. .........    184,110
      7,800 DTE Energy Co. ................    348,192
     38,200 Duke Energy Corp. .............  1,188,020
     15,124 Dynegy, Inc.--Class A .........    108,893
     47,245 E.I. du Pont de Nemours & Co. .  2,097,678
      3,500 Eastman Chemical Co. ..........    164,150
     13,200 Eastman Kodak Co.2 ............    385,044
      3,100 Eaton Corp. ...................    225,525
      5,800 Ecolab, Inc.2 .................    268,134
     15,500 Edison International ..........    263,500
     25,686 El Paso Corp. .................    529,388
     22,200 Electronic Data Systems Corp. .    824,730
     51,200 Eli Lilly & Co. ...............  2,887,680
     99,200 EMC Corp. 1 ...................    748,960
     19,500 Emerson Electric Co. ..........  1,043,445
      5,800 Engelhard Corp. ...............    164,256
     10,100 Entergy Corp. .................    428,644
      5,100 EOG Resources, Inc. ...........    202,470
      6,600 Equifax, Inc. .................    178,200
     18,500 Equity Office Properties Trust     556,850
     12,500 Equity Residential ............    359,375
     15,025 Exelon Corp. ..................    785,807
    310,120 Exxon Mobil Corp. ............. 12,690,110
      7,726 Family Dollar Stores, Inc. ....    272,341
     45,700 Fannie Mae ....................  3,370,375
     13,560 Fed Ex Corp.1 .................    724,104
      8,600 Federated Department Stores,
              Inc.1 .......................    341,420
     26,392 Fifth Third Bancorp ...........  1,759,027
     35,200 First Data Corp. ..............  1,309,440
      5,600 First Tennessee National Corp.     214,480
     13,584 FirstEnergy Corp. .............    453,434
      8,601 Fiserv, Inc.1 .................    315,743
     48,254 Fleet Financial Group, Inc. ...  1,561,017
      3,700 Fluor Corp.1 ..................    144,115
     83,402 Ford Motor Co. ................  1,334,432
      8,000 Forest Labs, Inc.1 ............    566,400
      6,800 Fortune Brands, Inc. ..........    380,800
      7,700 FPL Group, Inc. ...............    461,923
     11,800 Franklin Resources, Inc. ......    503,152
     32,000 Freddie Mac ...................  1,958,400
      6,100 Freeport-McMoRan Copper & Gold,
              Inc.--Class B 1,2 ...........    108,885
     12,300 Gannet Co., Inc. ..............    933,570
     38,625 Gap, Inc. .....................    548,475
     14,600 Gateway 2000 1,2 ..............     64,824
      9,400 General Dynamics Corp. ........    999,690
    454,800 General Electric Co. .......... 13,211,940
     17,064 General Mills, Inc. ...........    752,181
     25,630 General Motors Corp. ..........  1,369,923

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2002 (Unaudited)

     SHARES SECURITY                             VALUE

      8,100 Genuine Parts Co. ............. $  282,447
      9,500 Genzyme Corp.1 ................    182,780
     10,277 Georgia-Pacific Corp. .........    252,609
     48,600 Gillette Co. ..................  1,646,082
      7,200 Golden West Financial Group ...    495,216
      4,500 Goodrich Corp. ................    122,940
      7,400 Goodyear Tire & Rubber Co.2 ...    138,454
      2,400 Great Lakes Chemical Corp. ....     63,576
     13,800 Guidant Corp. 1 ...............    417,174
      8,200 H&R Block, Inc. ...............    378,430
     15,600 H.J. Heinz Co. ................    641,160
     19,100 Halliburton Co. ...............    304,454
     14,100 Harley-Davidson, Inc. .........    722,907
      5,400 Harrah's Entertainment, Inc.1 .    239,490
     11,451 Hartford Financial Services
              Group, Inc. .................    680,991
      7,459 Hasbro, Inc. ..................    101,144
     23,800 HCA-The Healthcare Corp. ......  1,130,500
     10,800 Health Management Associates, Inc.--
              Class A 1 ...................    217,620
     17,900 HEALTHSOUTH Corp.1 ............    228,941
      5,100 Hercules, Inc. ................     59,160
      6,200 Hershey Foods Corp. ...........    387,500
    138,526 Hewlett-Packard Co. ...........  2,116,677
     17,600 Hilton Hotels Corp. ...........    244,640
    107,400 Home Depot, Inc. ..............  3,944,802
     37,475 Honeywell, Inc. ...............  1,320,244
     21,106 Household International, Inc. .  1,048,968
      7,500 Humana, Inc.1 .................    117,225
     10,850 Huntington Bancshares, Inc. ...    210,707
     14,100 Illinois Tool Works, Inc. .....    963,030
     24,300 Immunex Corp.1 ................    542,862
     13,400 IMS Health, Inc. ..............    240,530
      8,200 Inco Ltd. ADR 1,2 .............    185,648
      7,500 Ingersoll Rand Co.--Class A ...    342,450
    307,400 Intel Corp. ...................  5,616,198
     78,908 International Business
              Machines Corp. ..............  5,681,376
      4,300 International Flavors
              & Fragrances, Inc. ..........    139,707
      3,992 International Game
              Technology 1,2 ..............    226,346
     22,408 International Paper Co. .......    976,541
     17,000 Interpublic Group of Cos.,
              Inc. ........................    420,920
      9,500 Intuit, Inc.1 .................    472,340
      3,900 ITT Industries, Inc. ..........    275,340
     11,800 J.C. Penney Co., Inc. .........    259,836
      8,900 Jabil Circuit, Inc.1 ..........    187,879
     60,855 JDS Uniphase Corp.1 ...........    162,483
      6,500 Jefferson-Pilot Corp. .........    305,500
     13,429 John Hancock Financial
              Services, Inc. ..............    472,701
    137,718 Johnson & Johnson Co. .........  7,197,143
      4,000 Johnson Controls, Inc. ........    326,440
      5,597 Jones Apparel Group, Inc.1 ....    209,888
     90,640 JP Morgan Chase & Co. .........  3,074,509
      2,300 KB HOME .......................    118,473

     SHARES SECURITY                             VALUE

     18,200 Kellogg Co. ...................$   652,652
      4,436 Kerr-McGee Corp. ..............    237,548
     19,000 KeyCorp .......................    518,700
      6,600 KeySpan Corp. .................    248,490
     24,300 Kimberly-Clark Corp. ..........  1,506,600
      5,600 Kinder Morgan, Inc. ...........    212,912
     10,721 King Pharmaceuticals, Inc.1 ...    238,542
      8,400 KLA-Tencor Corp.1 .............    369,516
      3,800 Knight-Ridder, Inc. ...........    239,210
     15,500 Kohl's Corp.1 .................  1,086,240
     37,100 Kroger Co.1 ...................    738,290
      8,800 Leggett & Platt, Inc. .........    205,920
     11,022 Lehman Brothers Holdings, Inc.     689,095
      5,800 Lexmark International Group, Inc.--
              Class A 1 ...................    315,520
     23,276 Limited, Inc. .................    495,779
      8,500 Lincoln National Corp. ........    357,000
     14,200 Linear Technology Corp. .......    446,306
      4,700 Liz Claiborne, Inc. ...........    149,460
     19,800 Lockheed Martin Corp. .........  1,376,100
      9,000 Loews Corp. ...................    476,910
      4,600 Louisiana-Pacific Corp. .......     48,714
     35,600 Lowe's Cos., Inc. .............  1,616,240
     16,400 LSI Logic Corp.1 ..............    143,500
    158,460 Lucent Technologies, Inc.2 ....    263,044
      4,500 Manor Care, Inc.1,2 ...........    103,500
     13,900 Marathon Oil Corp. ............    376,968
     10,900 Marriott International, Inc.--
              Class A .....................    414,745
     12,250 Marsh & McLennan Cos., Inc. ...  1,183,350
      9,800 Marshall & Ilsley Corp. .......    303,114
     20,700 Masco Corp. ...................    561,177
     19,500 Mattel, Inc. ..................    411,060
     14,600 Maxim Integrated Products,
              Inc.1 .......................    559,618
     13,050 May Department Stores Co. .....    429,737
      3,500 Maytag Corp.2 .................    149,275
      7,000 MBIA, Inc. ....................    395,710
     39,260 MBNA Corp. ....................  1,298,328
      2,700 McDermott International, Inc. .     21,870
     59,300 McDonald's Corp. ..............  1,687,085
      8,700 McGraw-Hill Cos., Inc. ........    519,390
     13,425 McKesson HBOC, Inc. ...........    438,998
      8,865 MeadWestvaco Corp. ............    297,509
     11,100 MedImmune, Inc.1 ..............    293,040
     55,600 Medtronic, Inc. ...............  2,382,460
     20,800 Mellon Bank Corp. .............    653,744
    103,862 Merck & Co., Inc. .............  5,259,572
      3,600 Mercury Interactive Corp.1 ....     82,656
      2,200 Meredith Corp. ................     84,370
     38,800 Merrill Lynch & Co., Inc. .....  1,571,400
     33,200 MetLife, Inc. .................    956,160
      5,100 MGIC Investment ...............    345,780
     26,839 Micron Technology, Inc.1 ......    542,685

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2002 (Unaudited)

     SHARES SECURITY                             VALUE

    247,800 Microsoft Corp.1 ..............$13,554,660
      2,100 Millipore Corp. ...............     67,158
     17,664 Mirant Corp.1 .................    128,947
      8,800 Molex, Inc. ...................    295,064
      7,000 Moody's Corp. .................    348,250
     50,600 Morgan Stanley ................  2,179,848
    102,281 Motorola, Inc. ................  1,474,892
      6,294 Nabors Industries Ltd.1 .......    222,178
     26,900 National City Corp. ...........    894,425
      7,900 National Semiconductor Corp.1 .    230,443
      2,600 Navistar International Corp.1 .     83,200
      4,300 NCR Corp.1 ....................    148,780
     15,000 Network Appliance, Inc.1 ......    186,600
      6,800 New York Times Co.--Class A ...    350,200
     12,124 Newell Rubbermaid, Inc. .......    425,067
     17,600 Newmont Mining Corp. ..........    463,408
     33,900 Nextel Communication, Inc.--
              Class A 1,2 .................    108,819
      2,000 Nicor, Inc. ...................     91,500
     12,500 Nike, Inc.--Class B 2 .........    670,625
      9,308 NiSource, Inc.1 ...............    203,194
      5,900 Noble Corp.1 ..................    227,740
      5,800 Nordstrom, Inc. ...............    131,370
     17,500 Norfolk Southern Corp. ........    409,150
    142,680 Nortel Networks Corp.2 ........    206,886
     10,500 Northern Trust Corp. ..........    462,630
      5,000 Northrop Grumman Corp.2 .......    625,000
     13,800 Novell, Inc.1 .................     44,298
      6,400 Novellus Systems, Inc.1 .......    217,600
      3,500 Nucor Corp. ...................    227,640
      6,500 NVIDIA Corp.1 .................    111,670
     16,700 Occidental Petroleum Corp. ....    500,833
     13,700 Office Depot, Inc.1 ...........    230,160
      8,700 Omnicom Group, Inc. ...........    398,460
    252,000 Oracle Corp.1 .................  2,386,440
      5,050 PACCAR, Inc.2 .................    224,170
      7,100 Pactiv Corp.1 .................    168,980
      5,400 Pall Corp. ....................    112,050
     22,453 Palm, Inc.1 ...................     39,517
     11,100 Parametric Technology Corp.1 ..     38,073
      5,200 Parker-Hannifin Corp. .........    248,508
     16,800 Paychex, Inc. .................    525,672
      1,600 Peoples Energy Corp.2 .........     58,336
     13,400 PeopleSoft, Inc.1,2 ...........    199,392
     12,992 The Pepsi Bottling Group, Inc.     400,154
     80,360 PepsiCo, Inc. .................  3,873,352
      5,600 PerkinElmer, Inc.2 ............     61,880
    287,800 Pfizer, Inc. .................. 10,073,000
     17,600 PG&E Corp. ....................    314,864
     59,588 Pharmacia Corp. ...............  2,231,571
      4,320 Phelps Dodge Corp. ............    177,984
     99,400 Philip Morris Cos., Inc. ......  4,341,792
     17,760 Phillips Petroleum Co. ........  1,045,709

     SHARES SECURITY                             VALUE

      4,300 Pinnacle West Capital Corp. ...$   169,850
     11,000 Pitney Bowes, Inc. ............    436,920
     14,300 Placer Dome, Inc. ADR .........    160,303
      8,600 Plum Creek Timber Co., Inc. ...    264,020
      7,424 PMC-Sierra, Inc.1,2 ...........     68,820
     12,700 PNC Financial Services Group ..    663,956
      3,700 Power-One, Inc.1,2 ............     23,014
      6,860 PP&L Corp. ....................    226,929
      7,600 PPG Industries, Inc. ..........    470,440
      7,200 Praxair, Inc. .................    410,184
     59,200 Procter & Gamble Co. ..........  5,286,560
      9,908 Progress Energy, Inc. .........    515,315
      9,900 Progressive Corp. .............    572,715
     13,000 Providian Financial Corp. .....     76,440
      9,000 Public Service Enterprise
              Group, Inc. .................    389,700
      2,800 Pulte Corp.2 ..................    160,944
      4,200 Qlogic Corp.1,2 ...............    160,020
     35,300 QUALCOMM, Inc.1 ...............    970,397
      5,600 Quintiles Transnational Corp.1      69,944
     73,491 Qwest Communications
              International, Inc.1 ........    205,775
      5,100 R.R. Donnelley & Sons Co. .....    140,505
      8,000 RadioShack Corp. ..............    240,480
      8,500 Rational Software Corp.1 ......     69,785
     18,100 Raytheon Co. ..................    737,575
      2,600 Reebok International Ltd.1,2 ..     76,700
      9,900 Regions Financial Corp.2 ......    347,985
     12,900 Reliant Energy, Inc. ..........    218,010
      8,200 Robert Half International,
              Inc.1 .......................    191,060
      8,200 Rockwell Collins, Inc. ........    224,844
      8,400 Rockwell International Corp. ..    167,832
      9,942 Rohm & Haas Co. ...............    402,552
      4,100 Rowan Cos., Inc.1 .............     87,945
     96,834 Royal Dutch Petroleum Co. ADR .  5,352,015
      3,000 Ryder System, Inc. ............     81,270
      6,490 Sabre Holdings Corp. ..........    232,342
      6,300 SAFECO Corp. ..................    194,607
     23,300 Safeway, Inc.1 ................    680,127
     23,500 Sanmina Corp.1 ................    148,285
     36,600 Sara Lee Corp. ................    755,424
    153,665 SBC Communications, Inc. ......  4,686,783
     67,400 Schering-Plough Corp. .........  1,658,040
     26,600 Schlumberger Ltd. .............  1,236,900
     61,400 Schwab (Charles) Corp. ........    687,680
      7,100 Scientific Atlanta, Inc.2 .....    116,795
      3,853 Sealed Air Corp.1,2 ...........    155,160
     15,000 Sears, Roebuck & Co. ..........    814,500
      9,310 Sempra Energy .................    206,030
      7,000 Sherwin-Williams Co. ..........    209,510
     20,584 Siebel Systems, Inc. ..........    292,704
      3,300 Sigma-Aldrich Corp. ...........    165,495
      5,700 Simon Property Group, Inc. ....    209,988

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2002 (Unaudited)

     SHARES SECURITY                             VALUE

      7,300 SLM Corp. ..................... $  707,370
      2,500 Snap-on, Inc. .................     74,225
     36,800 Solectron Corp.1 ..............    226,320
     30,800 Southern Co. ..................    843,920
     15,700 SouthTrust Corp. ..............    410,084
     35,725 Southwest Airlines Co. ........    577,316
     41,300 Sprint Corp.2 .................    438,193
     45,900 Sprint PCS 1 ..................    205,173
      3,986 St. Jude Medical, Inc.1 .......    294,366
      9,712 St. Paul Cos., Inc. ...........    377,991
      3,800 Stanley Works .................    155,838
     20,750 Staples, Inc.1 ................    408,775
     17,200 Starbucks Corp. ...............    427,420
      9,432 Starwood Hotels & Resorts
              Worldwide, Inc. .............    310,218
     15,100 State Street Corp. ............    674,970
     10,100 Stillwell Financial, Inc. .....    183,820
      8,901 Stryker Corp. .................    476,293
    149,400 Sun Microsystems, Inc.1 .......    748,494
      3,400 Sunoco, Inc. ..................    121,142
     12,900 SunTrust Banks, Inc. ..........    873,588
      5,800 SuperValu, Inc. ...............    142,274
     10,350 Symbol Technologies, Inc. .....     87,975
     12,650 Synovus Financial Corp. .......    348,128
     30,900 Sysco Corp. ...................    841,098
      5,600 T. Rowe Price Group, Inc. .....    184,128
     41,600 Target Corp. ..................  1,584,960
      6,700 TECO Energy, Inc. .............    165,825
      4,200 Tektronix, Inc. ...............     78,582
          1 Teledyne Technologies, Inc.1 ..         21
     18,500 Tellabs, Inc.1 ................    114,700
      2,400 Temple-Inland, Inc. ...........    138,864
     15,100 Tenet Healthcare Corp.1 .......  1,080,405
      8,100 Teradyne, Inc.1 ...............    190,350
     79,691 Texas Instruments, Inc. .......  1,888,677
      6,500 Textron, Inc. .................    304,850
      8,400 Thermo Electron Corp.1 ........    138,600
      2,700 Thomas & Betts Corp. ..........     50,220
      6,500 Tiffany & Co. .................    228,800
     24,600 TJX Cos., Inc. ................    482,406
      5,019 TMP Worldwide, Inc.1,2 ........    107,909
      5,600 Torchmark Corp. ...............    213,920
      9,400 Toys 'R' Us, Inc.1 ............    164,218
     14,420 Transocean Sedco Forex, Inc. ..    449,183
     13,925 Tribune Co. ...................    605,738
      5,600 TRW, Inc. .....................    319,088
      2,700 Tupperware Corp. ..............     56,133
     12,500 TXU Corp. .....................    644,375
     91,806 Tyco International Ltd. .......  1,240,299
     87,870 U.S. Bancorp ..................  2,051,765

     SHARES SECURITY                             VALUE

     25,900 Unilever N.V. ADR .............$ 1,678,320
     11,600 Union Pacific Corp. ...........    734,048
      9,600 Union Planters Corp. ..........    310,752
     14,200 Unisys Corp.1 .................    127,800
     14,400 United Healthcare Corp. .......  1,318,320
      4,400 United States Steel Corp. .....     87,516
     21,800 United Technologies Corp. .....  1,480,220
     10,300 Univision Communications, Inc.--
              Class A 1,2 .................    323,420
     11,600 Unocal Corp. ..................    428,504
     11,149 UnumProvident Corp. ...........    283,742
      7,700 UST, Inc. .....................    261,800
      4,900 V.F. Corp. ....................    192,129
     17,836 VERITAS Software Corp.1 .......    352,974
    124,450 Verizon Communications, Inc. ..  4,996,668
     81,325 Viacom, Inc.--Class B 1 .......  3,608,390
      5,636 Visteon Corp.1 ................     80,031
      8,100 Vitesse Semiconductor Corp.1 ..     25,191
      4,600 Vulcan Materials Co. ..........    201,480
      4,200 W.W. Grainger, Inc. ...........    210,420
     62,648 Wachovia Corp. ................  2,391,901
    203,800 Wal-Mart Stores, Inc. ......... 11,211,038
     47,000 Walgreen Co. ..................  1,815,610
     93,800 Walt Disney Co. ...............  1,772,820
     44,483 Washington Mutual, Inc. .......  1,650,764
     29,097 Waste Management, Inc. ........    757,977
      6,100 Waters Corp.1 .................    162,870
      4,600 Watson Pharmaceuticals, Inc.1 .    116,242
      6,700 Wellpoint Health Networks,
              Inc.1 .......................    521,327
     77,500 Wells Fargo & Co. .............  3,879,650
      4,600 Wendy's International, Inc. ...    183,218
     10,300 Weyerhauser Co. ...............    657,655
      3,000 Whirlpool Corp. ...............    196,080
     22,900 Williams Cos., Inc. ...........    137,171
      6,300 Winn-Dixie Stores, Inc.2 ......     98,217
     10,000 Wm. Wrigley Jr. Co. ...........    553,500
      3,900 Worthington Industries, Inc. ..     70,590
     60,500 Wyeth .........................  3,097,600
     18,615 Xcel Energy, Inc. .............    312,174
     32,300 Xerox Corp.2 ..................    225,131
     15,000 Xilinx, Inc.1 .................    336,450
      6,000 XL Capital Ltd.--Class A ......    508,200
     26,800 Yahoo!, Inc.1,2 ...............    395,568
     13,200 Yum! Brands, Inc.1 ............    386,100
      8,864 Zimmer Holdings, Inc.1 ........    316,090
      4,500 Zions Bancorporation ..........    234,450
                                          ------------
TOTAL COMMON STOCKS
   (Cost $546,135,867) ....................415,131,043
                                          ------------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2002 (Unaudited)

 PRINCIPAL
    AMOUNT  SECURITY                             VALUE

            SHORT-TERM INSTRUMENTS--0.34%
            US TREASURY BILLS 4--0.34%
  $926,000      1.660%, 07/18/02 2,3 ...... $   925,286
   501,000      1.630%, 07/25/02 ..........     500,464
                                            -----------
TOTAL SHORT-TERM INSTRUMENTS
   (Cost $1,425,750) ......................   1,425,750
                                            -----------
TOTAL INVESTMENTS
    (Cost $547,561,617) ......... 100.08%  $416,556,793

LIABILITIES IN EXCESS OF
   OTHER ASSETS .................  (0.08)      (333,478)
                                  ------   ------------
NET ASSETS ...................... 100.00%  $416,223,315
                                  ======   ============

--------------------------------------------------------------------------------
1 Non-income producing security for the six months ended June 30, 2002.
2 All or a portion of this security was on loan (see Note 10). The value of all securities loaned at June 30, 2002 amounted to $10,694,921.
3 Held as collateral for futures contracts.
4 Rates shown represent effective yield at time of purchase.
ADR--American Depository Receipt.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

                                                                                JUNE 30, 2002
ASSETS
   Investments at value (cost $547,561,617) ................................... $ 416,556,793
   Cash .......................................................................        50,339
   Receivable for capital shares sold .........................................       119,610
   Variation margin receivable for futures contracts ..........................        20,196
   Dividends and interest receivable ..........................................       489,280
   Deferred organizational costs and other assets .............................         1,975
                                                                                -------------
Total assets ..................................................................   417,238,193
                                                                                -------------
LIABILITIES
   Payable for capital shares redeemed ........................................       881,557
   12b-1 fees payable .........................................................            14
   Due to advisor .............................................................        53,568
   Administration fee payable .................................................        28,782
   Custody fee payable ........................................................        11,277
   Accrued expenses and other .................................................        39,680
                                                                                -------------
Total liabilities .............................................................     1,014,878
                                                                                -------------
NET ASSETS .................................................................... $ 416,223,315
                                                                                =============
COMPOSITION OF NET ASSETS
   Paid-in capital ............................................................ $ 552,788,275
   Undistributed net investment income ........................................     7,135,174
   Accumulated net realized loss on investment and futures transactions .......   (12,657,524)
   Net unrealized depreciation on investments and futures contracts ...........  (131,042,610)
                                                                                -------------
NET ASSETS .................................................................... $ 416,223,315
                                                                                =============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding)
   Class A Shares 1 ........................................................... $       10.38
                                                                                =============
   Class B Shares 2 ........................................................... $       10.37
                                                                                =============

--------------------------------------------------------------------------------
1 Net asset value, redemption price and offering price per share (based on net assets of $416,135,351 and 40,073,366 shares outstanding at June 30, 2002 and
  0.001 par value, unlimited number of shares authorized).
2 Net asset value, redemption price and offering price per share (based on net assets of $87,964 and 8,480 shares outstanding at June 30, 2002 and 0.001 par value, unlimited number of shares authorized).

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)

                                                                                 FOR THE SIX
                                                                                MONTHS ENDED
                                                                               JUNE 30, 2002
INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $19,264) ......................  $  3,165,389
   Securities lending income .................................................        19,383
   Interest ..................................................................        73,541
                                                                                ------------
TOTAL INVESTMENT INCOME ......................................................     3,258,313
                                                                                ------------
EXPENSES
   Advisory fees .............................................................       447,592
   Administration and services fees ..........................................        88,340
   Transfer agent fees .......................................................        46,555
   Custodian fees ............................................................        42,852
   Trustees fees .............................................................        38,798
   Professional fees .........................................................        17,410
   Printing and shareholder reports ..........................................        12,240
   Amortization of organizational costs ......................................         2,063
   Registration fees .........................................................         1,495
   Insurance fees ............................................................         1,277
   12b-1 fees (Class B Shares) ...............................................            14
   Miscellaneous .............................................................         1,046
                                                                                ------------
Total Expenses ...............................................................       699,682
Less: fee waivers and/or expense reimbursements ..............................       (28,273)
                                                                                ------------
Net expenses .................................................................       671,409
                                                                                ------------
NET INVESTMENT INCOME ........................................................     2,586,904
                                                                                ------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FUTURES CONTRACTS
   Net realized loss from:
     Investment transactions .................................................    (7,330,356)
     Futures transactions ....................................................    (1,035,586)
     Net change in unrealized appreciation/depreciation of investments
        and futures contracts ................................................   (57,900,569)
                                                                                ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FUTURES CONTRACTS ........   (66,266,511)
                                                                                ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS ...................................  $(63,679,607)
                                                                                ============

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                            FOR THE SIX                  FOR THE
                                                                           MONTHS ENDED               YEAR ENDED
                                                                        JUNE 30, 2002 1        DECEMBER 31, 2001
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Net investment income ................................................. $  2,586,904            $   4,560,753
   Net realized gain (loss) from investment
     and futures transactions ............................................   (8,365,942)               5,634,645
   Net change in unrealized appreciation/depreciation
     on investments and futures contracts ................................  (57,900,569)             (65,098,163)
                                                                           ------------            -------------
Net decrease in net assets from operations ...............................  (63,679,607)             (54,902,765)
                                                                           ------------            -------------
DISTRIBUTIONS TO SHAREHOLDERS Net investment income:
     Class A Shares ......................................................           --               (3,894,463)
   Net realized gain on investment and futures transactions:
     Class A Shares ......................................................           --                 (405,913)
                                                                           ------------            -------------
Total distributions ......................................................           --               (4,300,376)
                                                                           ------------            -------------
CAPITAL SHARE TRANSACTIONS
   Net increase resulting from Class A Shares ............................   13,974,895               97,184,358
   Net increase resulting from Class B Shares ............................       92,203                       --
                                                                           ------------            -------------
   Net increase in net assets from capital share transactions ............   14,067,098               97,184,358
                                                                           ------------            -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..................................  (49,612,509)              37,981,217
NET ASSETS:
   Beginning of period ...................................................  465,835,824              427,854,607
                                                                           ------------            -------------
   End of period (including undistributed net investment
     income of $7,135,174 and $4,548,270, respectively) .................. $416,223,315            $ 465,835,824
                                                                           ============            =============

--------------------------------------------------------------------------------
1 Unaudited.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 CLASS A SHARES                                                                                      FOR THE PERIOD
                                     FOR THE SIX                                                     OCT. 1, 1997 2
                                    MONTHS ENDED                                       FOR THE YEARS        THROUGH
                                        JUNE 30,                                  ENDED DECEMBER 31,       DEC. 31,
                                          2002 1          2001         2000        1999         1998           1997
PER SHARE OPERATING
   PERFORMANCE:
NET ASSET VALUE,
   BEGINNING OF PERIOD .................  $11.98        $13.77       $15.18      $12.73       $10.19         $10.00
                                          ------        ------       ------      ------       ------         ------
INCOME (LOSS) FROM
   INVESTMENT OPERATIONS
   Net investment income ...............    0.07 3        0.09         0.13        0.05         0.07           0.03
   Net realized and unrealized
     gain (loss) on investments
     and futures contracts .............   (1.67)        (1.77)       (1.53)       2.55         2.84           0.16
                                          ------        ------       ------      ------       ------         ------
Total from investment
   operations ..........................   (1.60)        (1.68)       (1.40)       2.60         2.91           0.19
                                          ------        ------       ------      ------       ------         ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ...............      --         (0.10)          --       (0.10)       (0.05)            --
   Net realized gain on
     investment and futures
     transactions ......................      --         (0.01)       (0.01)      (0.05)       (0.32)            --
                                          ------        ------       ------      ------       ------         ------
Total distributions ....................      --         (0.11)       (0.01)      (0.15)       (0.37)            --
                                          ------        ------       ------      ------       ------         ------
NET ASSET VALUE,
   END OF PERIOD .......................  $10.38        $11.98       $13.77      $15.18       $12.73         $10.19
                                          ======        ======       ======      ======       ======         ======
TOTAL INVESTMENT RETURN 4 ..............  (13.36)%      (12.18)%      (9.24)%     20.39%       28.71%          1.90%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) ....................$416,135      $465,836     $427,855    $288,531      $49,691        $11,760
   Ratios to average net assets:
     Net investment income .............    1.16%5        1.06%        1.00%       1.16%        1.37%          1.51%5
     Expenses after waivers
        and/or reimbursements ..........    0.30%5        0.30%        0.30%       0.30%        0.30%          0.30%5
     Expenses before waivers
        and/or reimbursements ..........    0.31%5        0.31%        0.34%       0.43%        1.19%          2.78%5
   Portfolio turnover rate .............       3%            2%6          3%          2%          36%             7%

--------------------------------------------------------------------------------
1 Unaudited.
2 Commencement of operations.
3 Calculated based on average shares.
4 Total investment return is calculated assuming an initial investment made at the net asset asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. If fees for the advisor and administrator were not waived the total return would have been lower.
5 Annualized.
6 Portfolio turnover excludes the impact of redemption in kind.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 CLASS B SHARES                                              FOR THE PERIOD
                                                           APRIL 30, 2002 1
                                                                    THROUGH
                                                            JUNE 30, 2002 2
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ..............................  $11.27
                                                                     ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net investment income ..........................................    0.02 3
   Net realized and unrealized gain (loss) on investments
     and futures contracts ........................................   (0.92)
                                                                     ------
Total from investment operations ..................................   (0.90)
                                                                     ------
NET ASSET VALUE, END OF PERIOD ....................................  $10.37
                                                                     ------
TOTAL INVESTMENT RETURN4 ..........................................   (7.99)%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s omitted) .......................     $88
   Ratios to average net assets:
     Net investment income ........................................    1.25%5
     Expenses after waivers and/or reimbursements .................    0.55%5
     Expenses before waivers and/or reimbursements ................    0.61%5
   Portfolio turnover rate ........................................       3%

--------------------------------------------------------------------------------
1 Commencement of operations.
2 Unaudited.
3 Calculated based on average shares.
4 Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. If fees for the advisor and administrator were not waived, the total return would have been lower.
5 Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--ORGANIZATION AND SIGNIFICANT
        ACCOUNTING POLICIES
A. ORGANIZATION
Deutsche Asset Management VIT Funds Trust (the 'Trust') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as a diversified, open-end management investment company. The Trust is organized as a business trust under the laws of the Commonwealth of Massachusetts. Equity 500 Index Fund (the 'Fund') is one of the Funds the Trust offers to investors.

The Fund offers two classes of shares to investors: Class A Shares and Class B Shares. All shares have equal rights with respect to voting except that shareholders vote separately on matters affecting their rights as holders of a particular series or class.

The investment objective of the Fund is to replicate, as closely as possible (before the deduction of expenses), the performance of the S&P 500 Index, which emphasizes stocks of large US companies.

B. VALUATION OF SECURITIES
The Fund values its investments at market value.

When valuing listed equity securities, the Fund uses the last sale price prior to the calculation of the Fund's net asset value. When valuing equity securities that are not listed or that are listed but have not traded, the Fund uses the bid price in the over-the-counter market.

When valuing short-term securities that mature within sixty days, the Fund uses amortized cost.

When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered unreliable, the Fund determines a fair value in good faith under procedures established by and under the general supervision of the Fund's Board of Trustees. The Fund may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the time the Fund values its investments. After consideration of various factors, the Fund may value the securities at their last reported price or at a fair value. At June 30, 2002, there were no fair valued securities.

C. SECURITIES TRANSACTIONS, INVESTMENT INCOME AND OTHER
Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily.

Distribution fees specifically attributable to a class are allocated to that class. All other expenses, income, gains and losses are allocated among the classes based upon their relative net assets.

D. DISTRIBUTIONS
The Fund pays annual dividends from its net investment income and makes annual distributions of any net realized capital gains to the extent they exceed capital loss carryforwards. The Fund records dividends and distributions on its books on the ex-dividend date.

E. FEDERAL INCOME TAXES
It is the Fund's policy to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

F. FUTURES CONTRACTS
The Fund may buy or sell financial futures contracts on established futures exchanges. Under the terms of a financial futures contract, the Fund agrees to receive or deliver a specific amount of a financial instrument at a specific price on a specific date.

The Fund's investments in financial futures contracts are designed to closely replicate the benchmark index used by the Fund.

--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

When the Fund enters into a futures contract, it is required to make a margin deposit equal to a percentage of the face value of the contract. While the contract is outstanding, the Fund may be required to make additional deposits or may have part of its deposit returned as a result of changes in the relationship between the face value of the contract and the value of the underlying security. The Fund records these payments as unrealized gains or losses. When entering into a closing transaction, the Fund realizes a gain or loss.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

G. SECURITIES LENDING
The Fund may lend securities to financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund in the form of cash and/or government securities equal to 102% of the value of domestic securities and 105% of the value of international securities. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral. Either the Fund or the borrower may terminate the loan.

H. ORGANIZATION COST
Costs incurred in connection with the Fund's organization are being amortized on a straight-line basis over five years beginning on October 1, 1997. In the event that any of the initial shares are redeemed during such amortization period, the redemption proceeds will be reduced for any unamortized organization costs in the same proportion as the number of shares redeemed bears to the number of initial shares outstanding at the time of the redemption.

I. OTHER
The Trust accounts separately for the assets, liabilities and operations of each of the funds. Expenses directly attributable to a fund are charged to that fund, while the expenses that are attributable to the Trust are allocated among the funds based upon the relative net assets of each fund.

J. ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

NOTE 2--FEES AND TRANSACTIONS
WITH AFFILIATES
Deutsche Asset Management, Inc., an indirect, wholly-owned subsidiary of Deutsche Bank AG, is the Fund's Advisor. The Fund pays the Advisor an annual fee based on its average daily net assets, which is calculated daily and paid monthly at the annual rate of 0.20%.

The Advisor has voluntarily agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.30% for Class A Shares and 0.55% for Class B Shares of the average daily net assets of the Fund until April 30, 2003.

Deutsche Bank Trust Company Americas, an affiliate of the Advisor, is the Fund's custodian. The Fund pays the custodian an annual fee.

Certain officers and trustees of the Fund are also officers or directors of Deutsche Asset Management, Inc. These persons are not paid by the Fund for serving in these capacities.

NOTE 3--OTHER FEES
PFPC Inc. is the Fund's Administrator and Transfer Agent. The Fund pays the Administrator an annual fee based on its average daily net assets which is calculated daily and paid monthly.

The Fund pays the Distributor (PFPC) an annual fee pursuant to Rule 12b-1, which is calculated daily and paid monthly at the annual rate of 0.25% of the Class B Shares average daily net assets.

--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 4--CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:

                                                    Class A Shares
               ---------------------------------------------------
                For the Six Months Ended        For the Year Ended
                         June 30, 2002 1         December 31, 2001
                ----------  ------------  ----------  ------------
                    Shares        Amount      Shares        Amount
                ----------  ------------  ----------  ------------
Sold             9,103,642  $104,437,109  17,070,045  $212,890,717
Reinvested              --            --     359,864     4,300,376
Redeemed
  in-kind               --            --  (2,230,409)  (29,151,451)
Redeemed        (7,904,970)  (90,462,214) (7,399,463)  (90,855,284)
                ----------  ------------  ----------  ------------
Net increase     1,198,672  $ 13,974,895   7,800,037  $ 97,184,358
                ==========  ============  ==========  ============

                                                    Class B Shares
               ---------------------------------------------------
                                                    For the Period
                                                  April 30, 2002 2
                                                           through
                                                   June 30, 2002 1
                                           -----------------------
                                               Shares       Amount
                                           ----------    ---------
Sold                                            8,484      $92,243
Reinvested                                         --           --
Redeemed                                           (4)         (40)
                                                -----      -------
Net increase                                    8,480      $92,203
                                                =====      =======

--------------------------------------------------------------------------------
1 Unaudited.
2 Commencement of operations.

NOTE 5--PURCHASE AND SALE OF
        INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments (excluding redemption in-kind transactions), other than US Government and short-term obligations, for the six months ended June 30, 2002, were $41,530,978 and $9,182,304, respectively.

At June 30, 2002, the tax basis of investments held was $547,561,617. The net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value was $23,703,053 and $154,707,877, respectively.

NOTE 6--FEDERAL INCOME TAX AND
        INVESTMENT TRANSACTIONS
At December 31, 2001, capital contributions, accumulated undistributed net investment income, and accumulated net realized gain (loss) from investments have been adjusted for current period permanent book/tax differences which arose principally from redemption in-kind transactions, adjustments related to dividends and other non-taxable distributions received by the Fund. These reclassifications resulted in the following increases/(decreases) in the components of net assets:

 Undistributed        Undistributed
Net Investment         Net Realized             Paid-in
        Income            Gain/Loss             Capital
--------------        -------------             -------
      $(5,341)         $(9,390,657)          $9,395,998

The aggregate cost of purchases and proceeds from sales of investments (excluding redemption in-kind transaction), other than US Government and short-term obligations, for the year ended December 31, 2001 were $129,340,718 and $9,182,304, respectively.

For federal income tax purposes, the tax basis of investments held at December 31, 2001 was $546,717,686. The aggregate gross unrealized appreciation for all investments at December 31, 2001 was $30,164,833 and the aggregate gross unrealized depreciation for all investments was $104,911,048. The difference between book basis and tax-basis unrealized appreciation/depreciation is attributable to the tax deferral of losses on wash sales.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

Distributions during the years ended December 31, 2001 and December 31, 2000 were characterized as follows for tax purposes:

Distributions paid from:           2001            2000
------------------------           ----            ----
Ordinary income              $3,896,603        $ 98,913
Net long term capital gains  $  403,773        $148,369

--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

At December 31, 2001, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income             $  4,548,270
Accumulated capital loss                  $ (2,687,571)
Unrealized appreciation/(depreciation)    $(74,746,052)

At December 31, 2001, the Portfolio had capital loss carryovers available as a reduction against future net realized capital gains of $1,765,761, all of which expires in 2009.

For the year ended December 31, 2001, the Fund deferred to January 1, 2002 post October capital losses of $921,810.

NOTE 7--LINE OF CREDIT
The Fund participates with other affiliated entities in an unsecured revolving credit facility with a syndicate of banks in the amount of $200,000,000, which expires April 25, 2003. A commitment fee is apportioned among the participants based on their relative net assets. The Fund did not borrow during the period.

NOTE 8--FUTURES CONTRACTS
The Fund had the following open contracts at June 30, 2002:

 Type of                                            Market      Unrealized
 Future      Expiration   Contracts   Position       Value    Depreciation
 -------     ----------   ---------   --------      ------    ------------
S&P 500       September
  Index Future     2002           6       Long  $1,485,150        $(37,813)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the Statement of Assets and Liabilities. The 'market value' presented above represents the Fund's total exposure in such contracts whereas only the net unrealized appreciation/(depreciation) is reflected in the Fund's net assets.Risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments, 2) an imperfect correlation between the price of the contracts and the underlying index and 3) the possibility of an illiquid secondary market.

At June 30, 2002 the Fund pledged securities with a value of $879,700 to cover margin requirements on open futures contracts.

NOTE 9--REDEMPTION IN-KIND
The Fund satisfied a redemption request on April 30, 2001 with a transfer of securities and cash totaling $29,151,451. The Fund accounted for the transaction as a sale of securities which resulted in a gain to the Fund of $9,487,259.

NOTE 10--LENDING OF SECURITIES
The Fund had the following amounts out on loan at June 30, 2002:

        Market Value       Market Value    % of Portfolio
of Loaned Securities      of Collateral           on Loan
--------------------      -------------    --------------
         $10,694,921        $11,205,733             2.50%

NOTE 11--SUBSEQUENT EVENTS
Proxy Results (unaudited). At the Special Shareholder Meeting on July 30, 2002, shareholders of the Trust voted on and approved the following proposal. A description of the proposal and number of shares voted are as follows:

1. To elect the Deutsche Asset Management VIT Funds Board of Trustees.

                          Shares voted    Shares voted
   Nominees                      'For'      'Withheld'
   --------               ------------    ------------
   Richard R. Burt          63,136,581       2,870,742
   S. Leland Dill           63,234,506       2,772,817
   Martin J. Gruber         63,298,540       2,708,782
   Richard T. Hale          63,323,090       2,684,233
   Joseph R. Hardiman       63,133,287       2,874,036
   Richard J. Herring       63,341,594       2,665,729
   Graham E. Jones          63,247,688       2,759,635
   Rebecca W. Rimel         63,170,545       2,836,778
   Philip Saunders, Jr.     63,178,948       2,828,375
   William N. Searcy        63,301,734       2,705,588
   Robert H. Wadsworth      63,332,844       2,674,479

2. To approve a new investment advisory agreement between the Trust and Deutsche Asset Management, Inc.

  Shares voted         Shares voted       Shares voted
         'For'            'Against'          'Abstain'
  ------------         ------------       ------------
    60,746,943            1,664,945          3,595,434

--------------------------------------------------------------------------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

ABOUT THE FUND'S ADVISOR

Deutsche Asset Management, Inc., an indirect, wholly-owned subsidiary of Deutsche Bank AG, is the Fund's Advisor.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the United States for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Bank Securities Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' view are subject to change at any time, based on market and other conditions and should not be construed as a recommendation.




Distributed by:
PFPC Distributors, Inc.
3200 Horizon Drive
King of Prussia, PA 19406

[LOGO OMITTED]
SCUDDER
INVESTMENTS

[LOGO OMITTED]
A MEMBER OF
DEUTSCHE ASSET MANAGEMENT

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors

VIT6SA (06/30/02)

[LOGO OMITTED]    Printed on recycled paper